Segment Information (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	$ 2,714,600,000	$ 2,318,600,000	$ 2,516,200,000	$ 2,225,100,000	$ 1,960,900,000	$ 2,013,800,000	$ 2,432,300,000	$ 2,072,300,000	$ 1,780,000,000	$ 5,151,200,000	$ 4,186,100,000	$ 9,020,807,000		$ 8,298,380,000		$ 7,562,534,000
Income (loss) before income taxes	225,700,000	(26,900,000)	382,100,000	171,700,000	(24,000,000)	105,400,000	308,200,000	107,000,000	(146,700,000)	311,700,000	147,600,000	502,852,000		373,895,000		32,322,000
Increase in assets										2,640,800,000
Total reportable segments
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	2,713,800,000			2,224,600,000						5,149,700,000	4,185,000,000
Income (loss) before income taxes	437,100,000			319,900,000						691,300,000	437,400,000	1,247,100,000		1,011,800,000		719,900,000
Car Rental
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	2,329,500,000			1,889,600,000						4,414,300,000	3,547,900,000	7,633,000,000		7,083,500,000		6,486,200,000
Income (loss) before income taxes	363,000,000			277,400,000						571,400,000	369,000,000	1,020,100,000		850,200,000	[1]	641,900,000	[1]
Equipment Rental
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	384,300,000			335,000,000						735,400,000	637,100,000	1,385,400,000		1,209,500,000		1,070,100,000
Income (loss) before income taxes	74,100,000			42,500,000						119,900,000	68,400,000	227,000,000		161,600,000	[1]	78,000,000	[1]
Other
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	800,000			500,000						1,500,000	1,100,000
Other reconciling items
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues												2,400,000		5,400,000		6,200,000
Income (loss) before income taxes	(116,200,000)			(79,800,000)						(219,500,000)	(161,700,000)	(320,500,000)	[2]	(306,200,000)	[2]	(347,900,000)	[2]
Purchase accounting
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(33,100,000)			(29,000,000)						(66,800,000)	(53,000,000)	(109,600,000)		(87,600,000)		(90,300,000)
Non Cash debt charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(12,100,000)			(13,900,000)						(22,100,000)	(32,600,000)	(56,400,000)		(105,900,000)		(160,600,000)
Restructuring charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(17,600,000)			(16,100,000)						(21,300,000)	(22,800,000)	(38,000,000)		(56,400,000)		(54,700,000)
Restructuring related charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(8,600,000)			(5,000,000)						(12,800,000)	(8,300,000)	(11,100,000)	[3]	(9,800,000)	[3]	(13,200,000)	[3]
Management transition costs
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(9,200,000)			0						(20,000,000)	0	0		(4,000,000)		0
Derivative gains (losses)
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(100,000)			0						(11,700,000)	(11,400,000)	(900,000)	[4]	100,000	[4]	(3,200,000)	[4]
Acquisition related costs
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(9,100,000)			(4,500,000)						(5,400,000)	0	(163,700,000)		(18,800,000)		(17,700,000)
Acquisition Related Costs, Other [Member]
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	$ (5,400,000)			$ 0

[1]	The following table reconciles adjusted pre-tax income to income (loss) before income taxes for the years ended December 31, 2012, 2011 and 2010 (in millions of dollars):
[2]	Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities.
[3]	Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.
[4]	Represents the mark-to-market adjustment on our interest rate cap.